INTEREST AND FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2021
Camino Rojo Project Loan
Borrowings
Schedule of interest and finance expense

	2021	2020
Accretion on Camino Rojo project loan (note 12)	$—	$2,860
Accretion on Newmont loan (note 13)	1,382	1,295
Accretion on site closure provisions (note 16)	223	—
Interest expense on leases (note 15)	32	7
Interest income	(140)	(267)
Interest on IVA refunds	(203)	—
Other	2	—
	$1,296	$3,895